Property Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Property and equipment

Plant and equipment consists of the following at September 30, 2013 and December 31, 2012:

	September 30, 2013	December 31, 2012

Mining equipments	$-	$-
Vehicles	21,000	-
Total	21,000	-
Less: accumulated depreciation	(1,575)	-

Plant and equipment, net	$19,425	$-